Basis of Preparation and Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Estimated Useful Lives of Vessel and Ship Components	The estimated useful lives of the Group’s vessel and ship components generally are as follows:

River vessels
Hull and superstructure	40 - 50 years
Machinery	40 - 50 years
Hotel and restaurant	10 years
Navigation equipment	5 years

Ocean and expedition ships
Hull, deck and machinery	32 years
Interior	24 years

Summary of Estimated Useful Lives of Other Property, Plant and Equipment	Estimated useful lives of property, plant and equipment are summarized below:

Furniture	5 years
Office equipment	3 years
Leasehold improvements	Shorter of lease term or related asset life

Summary of Estimated Useful Lives of Intangible Assets with Finite Lives	Estimated useful lives of intangible assets with finite lives are summarized below:

Software	3 to 5 years
Intangible vessel design costs	20 years